UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22935

Pax World Funds Series Trust III
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400
Portsmouth, NH 03801
(Address of principal executive offices) (Zip code)

Joseph F. Keefe
30 Penhallow Street, Suite 400
Portsmouth, NH 03801
 (Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-767-1729
Date of fiscal year end:  December 31
Date of reporting period:  September 30, 2015

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 94.1%
CONSUMER DISCRETIONARY: 11.8%
Accor SA	1,010	$47,356
Astro Malaysia Holdings Bhd	7,200	4,616
BEC World PCL	4,800	4,232
Best Buy Co., Inc.	1,517	56,311
Burberry Group PLC	2,121	43,965
Daimler AG	4,543	330,744
Darden Restaurants, Inc.	666	45,648
Electrolux AB, Class B	9,042	255,498
Eutelsat Communications SA	717	21,991
FF Group (a)	115	2,336
Foschini Group, Ltd./The	867	8,805
Gap Inc., The	1,238	35,283
GKN PLC	8,058	32,731
Great Wall Motor Co., Ltd.	12,000	13,499
Hennes & Mauritz AB, Class B	18,489	675,521
Home Depot, Inc., The	6,413	740,637
Husqvarna AB, Class B	1,872	12,277
InterContinental Hotels Group PLC	1,118	38,732
JCDecaux SA	313	11,378
JUMBO SA	503	4,430
Kering	3,346	547,721
Kingfisher PLC	11,972	65,035
Kohl's Corp.	1,049	48,579
Lagardere SCA	564	15,628
lululemon athletica, Inc. (a)(b)	6,808	344,825
Marks & Spencer Group PLC	7,949	60,339
Marriott International, Inc., Class A	1,104	75,293
MGM China Holdings, Ltd.	5,200	6,058
Michael Kors Holdings, Ltd. (a)	11,550	487,872
Michelin	852	77,953
Netflix, Inc. (a)	2,002	206,727
Next PLC	729	84,011
NIKE, Inc., Class B	3,773	463,966
Nordstrom, Inc.	709	50,842
Publicis Groupe SA	14,618	999,034
Renault SA	915	66,020
SACI Falabella	4,385	27,181
Scripps Networks Interactive, Inc., Class A	13,432	660,720
Sodexo SA	464	38,500
Staples, Inc.	3,109	36,469
Surya Citra Media Tbk PT	27,500	5,171
Swatch Group AG/The	374	69,997
Tabcorp Holdings, Ltd.	13,805	45,448

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER DISCRETIONARY, continued
Tiffany & Co.	632	$48,803
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,520	574,992
VF Corp.	2,335	159,270
Vivendi SA	5,716	135,422
Walt Disney Co., The	7,386	754,849
Whitbread PLC	833	59,015
Wolters Kluwer NV	1,459	44,995
Woolworths Holdings, Ltd./South	94,061	658,311
Wyndham Worldwide Corp.	591	42,493
		9,347,529

CONSUMER STAPLES: 17.6%
British American Tobacco Malyasia Bhd	600	8,239
Campbell Soup Co.	9,600	486,528
Carlsberg A/S, Class B	499	38,344
Carrefour SA	2,790	82,686
Clorox Co., The	630	72,784
Coca-Cola Amatil, Ltd.	2,903	18,404
Coca-Cola Co., The	19,181	769,542
Coca-Cola Enterprises, Inc.	30,878	1,492,951
Colgate-Palmolive Co.	4,372	277,447
ConAgra Foods, Inc.	1,983	80,331
Danone SA	2,786	175,861
Delhaize Group SA	490	43,434
Diageo PLC	20,095	539,890
Dr. Pepper Snapple Group, Inc.	943	74,544
Estee Lauder Cos, Inc., Class A	16,867	1,360,830
General Mills, Inc.	2,909	163,282
Henkel AG & Co. KGaA	580	51,265
Imperial Tobacco Group PLC	4,658	240,813
J Sainsbury PLC	5,955	23,551
JM Smucker Co., The	518	59,099
Kellogg Co.	20,681	1,376,321
Keurig Green Mountain, Inc.	637	33,213
Kimberly-Clark Corp.	1,800	196,272
Koninklijke Ahold NV	4,364	85,133
Kraft Heinz Co., The	4,711	332,502
L'Oreal SA	1,202	208,924
Mead Johnson Nutrition Co.	1,027	72,301
Mondelez International, Inc., Class A	8,086	338,561
Nestle SA	15,934	1,198,327
Orkla ASA	3,643	26,941
PepsiCo, Inc.	13,897	1,310,487

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
Procter & Gamble Co., The	18,372	$1,321,682
Remy Cointreau SA	99	6,506
SABMiller PLC	4,533	256,694
Svenska Cellulosa AB SCA, Class B	2,757	77,147
Swedish Match AB	954	28,838
Tate & Lyle PLC	2,422	21,582
Tesco PLC	41,433	115,084
Tiger Brands, Ltd.	3,627	79,860
Unilever NV	7,642	306,329
Unilever PLC	6,060	246,822
Whole Foods Market, Inc.	1,827	57,825
Woolworths, Ltd.	6,292	110,290
		13,867,466

ENERGY: 1.1%
Columbia Pipeline Group, Inc.	1,522	27,837
ConocoPhillips	5,989	287,232
Core Laboratories NV (b)	209	20,858
Delek Group, Ltd.	19	4,153
Encana Corp.	4,378	28,181
Energen Corp.	352	17,551
Grupa Lotos SA (a)	392	2,883
Lundin Petroleum AB (a)	1,068	13,784
Neste OYJ	608	13,993
Petronas Dagangan Bhd	1,200	5,970
Phillips 66	2,639	202,781
Statoil ASA	5,395	78,654
Technip SA	494	23,378
TransCanada Corp.	3,425	108,306
		835,561

FINANCIALS: 20.1%
3i Group PLC	4,771	33,702
Aberdeen Asset Management PLC	4,563	20,497
Alior Bank SA (a)	181	3,777
Allianz SE	2,203	346,075
Allstate Corp., The	2,065	120,266
American Tower Corp., REIT	1,983	174,464
AMP, Ltd.	15,057	59,138
Aon PLC	1,276	113,066
Assicurazioni Generali SpA	5,710	104,471
Australia & New Zealand Banking Group, Ltd.	13,509	258,105
AXA SA	8,603	208,872

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Banca Monte dei Paschi di Siena SpA (a)	1,121	$1,997
Bank Hapoalim BM	4,829	24,300
Bank Leumi Le-Israel BM (a)	5,647	21,078
Bank Pekao SA	584	23,737
Bank of Montreal	3,137	171,083
Bank of Nova Scotia, The	5,855	258,111
Bank of Queensland, Ltd.	1,801	14,744
Bank of the Philippine Islands	3,460	5,951
Barclays Africa Group, Ltd.	8,739	107,453
Barclays PLC	78,265	289,642
BDO Unibank, Inc.	7,310	16,212
Bendigo & Adelaide Bank, Ltd.	5,962	41,667
Berkshire Hathaway, Inc., Class B (a)	7,276	948,790
BNP Paribas SA	4,769	280,770
Canadian Imperial Bank of Commerce	1,986	142,688
China CITIC Bank Corp., Ltd. (a)	36,000	21,010
Chubb Corp., The	1,147	140,680
CIT Group, Inc.	860	34,426
CNP Assurances	41,472	576,246
Comerica, Inc.	818	33,620
Commonwealth Bank of Australia	11,103	569,901
DBS Group Holdings, Ltd.	8,330	95,081
Delta Lloyd NV	1,121	9,419
Deutsche Bank AG	6,976	188,263
Deutsche Boerse AG	920	79,344
Dexus Property Group, REIT	4,764	24,024
Digital Realty Trust, Inc., REIT (b)	1,080	70,546
Direct Line Insurance Group PLC	7,086	40,207
DNB ASA	47,584	619,275
Duke Realty Corp., REIT	1,745	33,242
Eaton Vance Corp.	564	18,849
Eurazeo SA	175	11,656
Federal Realty Investment Trust, REIT	341	46,529
First Capital Realty, Inc.	500	7,006
First Republic Bank	586	36,783
Gjensidige Forsikring ASA	30,989	417,254
GPT Group, The, REIT	8,456	26,875
Hang Seng Bank, Ltd.	3,700	66,790
Hartford Financial Services Group	2,081	95,268
HCP, Inc., REIT	2,327	86,681
Hong Leong Bank Bhd	2,500	7,480
Host Hotels & Resorts, Inc., REIT	3,535	55,888
Hysan Development Co., Ltd.	4,000	16,681

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
ICADE, REIT	183	$12,416
ING Groep NV	17,698	250,163
Insurance Australia Group, Ltd.	13,593	46,476
Intact Financial Corp.	17,022	1,195,430
Investment AB Kinnevik, Class B	1,096	31,329
Investor AB, Class B	2,207	75,835
KeyCorp	100,384	1,305,997
Klepierre, REIT	837	37,935
Land Securities Group PLC, REIT	3,866	73,701
Lend Lease Group	2,858	25,302
Liberty Property Trust, REIT (a)	742	23,380
Link REIT	11,500	63,163
Macquarie Group, Ltd.	1,371	74,301
Manulife Financial Corp.	9,034	139,724
MetLife, Inc.	4,635	218,540
Mirvac Group, REIT	65,865	79,971
Mizrahi Tefahot Bank, Ltd.	565	6,681
National Bank of Canada	1,652	52,735
Nordea Bank AB	14,352	160,118
Old Mutual PLC	23,887	68,457
Principal Financial Group, Inc.	1,399	66,229
Prudential Financial, Inc.	2,179	166,062
Public Bank Bhd	11,600	46,254
QBE Insurance Group, Ltd.	6,615	60,241
Realogy Holdings Corp. (a)	703	26,454
Royal Bank of Canada	6,983	386,119
Sampo OYJ, Class A	2,234	108,119
Sanlam, Ltd.	7,715	33,363
Siam Commercial Bank PCL, The	7,200	32,682
Societe Generale SA	3,512	156,955
Sun Life Financial, Inc.	2,864	92,369
Svenska Handelsbanken AB, Class A	6,978	100,098
Swedbank AB, Class A	25,645	567,276
Toronto-Dominion Bank, The	8,794	346,620
Travelers Cos., Inc., The	1,655	164,722
Tryg A/S	525	10,200
UDR, Inc., REIT	1,232	42,479
UniCredit SpA	21,024	131,068
Unibail-Rodamco SE, REIT	451	116,892
Unione di Banche Italiane SCpA	3,934	27,914
Voya Financial, Inc.	1,110	43,035
Wendel SA	145	17,001
Westpac Banking Corp.	35,337	742,320

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Weyerhaeuser Co., REIT	38,239	$1,045,454
Willis Group Holdings PLC	769	31,506
Zurich Insurance Group AG (a)	786	192,968
		15,915,734

HEALTH CARE: 9.2%
Abbott Laboratories	7,053	283,672
Aetna, Inc.	14,071	1,539,508
AmerisourceBergen Corp.	1,088	103,349
AstraZeneca PLC	6,090	386,219
Becton Dickinson & Co.	1,010	133,987
Biogen, Inc. (a)	1,224	357,175
Bristol-Myers Squibb Co.	7,835	463,832
Bumrungrad Hospital PCL	1,500	9,030
Cardinal Health, Inc.	1,593	122,374
Cigna Corp.	1,241	167,560
CSL, Ltd.	2,349	147,830
Elekta AB, Class B	1,839	12,242
Eli Lilly & Co.	6,692	560,053
Essilor International SA	945	115,449
Gilead Sciences, Inc.	7,152	702,255
GlaxoSmithKline PLC	24,079	462,170
Hologic, Inc. (a)	1,061	41,517
Mallinckrodt PLC (a)	610	39,003
Netcare, Ltd.	4,091	10,742
Novo Nordisk A/S, Class B	9,403	507,429
Patterson Cos., Inc.	410	17,733
Perrigo Co. PLC	673	105,843
Quest Diagnostics, Inc.	712	43,767
Sanofi SA	5,369	511,129
Shandong Weigao Group Medical Polymer Co Ltd.	12,000	7,639
Shire PLC	2,854	195,105
Smith & Nephew PLC	4,318	75,441
UCB SA	572	44,812
Varian Medical Systems, Inc. (a)	483	35,636
Waters Corp. (a)	405	47,875
		7,250,376

INDUSTRIALS: 9.1%
ADT Corp., The (b)	890	26,611
Aeroports de Paris	146	16,571
Alfa Laval AB	1,534	25,113
Atlantia SpA	1,948	54,491

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Atlas Copco AB, Class A	3,333	$80,155
Atlas Copco AB, Class B	1,939	43,372
Auckland International Airport, Ltd.	25,826	80,848
Bidvest Group, Ltd., The	1,277	30,138
Bouygues SA	798	28,320
Brambles, Ltd.	7,976	54,791
Canadian Pacific Railway, Ltd.	900	129,176
Capita PLC	20,452	371,449
CH Robinson Worldwide, Inc.	742	50,293
Cie de Saint-Gobain	2,106	91,401
CNH Industrial NV	4,179	27,240
Cummins, Inc.	835	90,664
Deutsche Lufthansa AG (a)	20,293	282,494
Deutsche Post AG	4,535	125,633
Dialog Group Bhd	13,400	4,893
DSV A/S	868	32,434
Dun & Bradstreet Corp., The	170	17,850
easyJet PLC	755	20,381
Edenred	990	16,211
Experian PLC	4,832	77,569
FedEx Corp.	1,283	184,726
Fraport AG	176	10,883
General Electric Co.	48,146	1,214,242
Groupe Eurotunnel SE	2,167	29,524
Hertz Global Holdings, Inc. (a)	2,224	37,208
Honeywell International, Inc.	4,811	455,554
Intertek Group PLC	769	28,378
Kone OYJ, Class B	1,488	56,630
Koninklijke Philips NV	4,537	106,741
Legrand SA	1,199	63,790
Lockheed Martin Corp.	7,124	1,476,876
Malaysia Airports Holdings Bhd	3,530	4,224
ManpowerGroup, Inc.	381	31,200
Masco Corp.	1,727	43,486
Metso OYJ	553	11,504
MISC Bhd	5,100	10,235
MTR Corp. Ltd.	19,956	86,640
Qantas Airways, Ltd. (a)	4,337	11,386
Randstad Holding NV	617	36,879
Rexel SA	1,422	17,506
Royal Mail PLC	2,972	20,650
Seek, Ltd.	1,834	15,543
Siemens AG	3,709	331,351

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
SKF AB, Class B	1,926	$35,397
Societe BIC SA	132	20,511
Southwest Airlines Co.	849	32,296
Sydney Airport	5,662	23,796
Thales SA	435	30,330
TNT Express NV	2,051	15,651
TopBuild Corp. (a)	191	5,915
Towers Watson & Co., Class A	344	40,379
Transurban Group	18,527	129,778
United Parcel Service, Inc., Class B	3,349	330,513
United Technologies Corp.	4,258	378,919
Vallourec SA	611	5,428
Vestas Wind Systems A/S	1,100	57,188
		7,169,355

INFORMATION TECHNOLOGY: 14.7%
Accenture PLC, Class A	2,992	293,994
ARM Holdings PLC	6,617	95,068
ASML Holding NV	1,674	147,149
Atos SE	382	29,363
Autodesk, Inc. (a)	1,086	47,936
Cap Gemini SA	628	56,082
Cisco Systems, Inc.	34,803	913,579
Computershare, Ltd.	2,389	17,840
Dassault Systemes SA	618	45,673
Ericsson, Class B	69,445	681,229
F5 Networks, Inc. (a)	344	39,835
Facebook, Inc., Class A (a)	9,586	861,781
Gemalto NV	350	22,754
Google, Inc., Class A (a)	1,332	850,309
Google, Inc., Class C	1,463	890,119
Hewlett-Packard Co.	10,254	262,605
Hexagon AB, Class B	1,173	35,837
IBM	5,093	738,332
Intuit, Inc.	1,297	115,109
MasterCard, Inc., Class A	4,651	419,148
Microsoft Corp.	36,595	1,619,695
NetSuite, Inc. (a)(b)	162	13,592
Open Text Corp.	600	26,868
Oracle Corp.	22,889	826,751
Symantec Corp.	3,345	65,127
Texas Instruments, Inc.	5,220	258,494
Visa, Inc., Class A	10,879	757,831

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Western Union Co., The	2,614	$47,993
Xerox Corp.	133,723	1,301,125
Yahoo!, Inc. (a)	4,474	129,343
		11,610,561

MATERIALS: 1.8%
Air Liquide SA	1,603	190,039
Albemarle Corp.	551	24,299
Avery Dennison Corp.	424	23,986
Boliden AB	1,436	22,485
Boral, Ltd.	3,814	14,185
Chemours Co., The	924	5,978
Ecolab, Inc.	1,270	139,344
EI du Pont de Nemours & Co.	4,624	222,877
EMS-Chemie Holding AG	40	16,456
Gold Fields, Ltd.	3,670	9,661
International Flavors & Fragrances, Inc.	407	42,027
Kumba Iron Ore, Ltd.	361	2,053
Lafarge SA	916	61,542
Newmont Mining Corp.	2,699	43,373
Norsk Hydro ASA	6,657	22,198
Novozymes A/S, Class B	1,094	47,744
Potash Corp. of Saskatchewan, Inc.	4,196	86,247
Praxair, Inc.	1,393	141,891
Rexam PLC	3,174	25,201
Stora Enso OYJ, Class R	2,541	19,227
Syngenta AG	477	152,836
Umicore SA	471	18,165
UPM-Kymmene OYJ	2,454	36,836
Yara International ASA	830	33,111
		1,401,761

TELECOMMUNICATION SERVICES: 5.4%
Advanced Info Service PCL	4,500	30,376
AT&T, Inc.	24,286	791,238
Chunghwa Telecom Co., Ltd.	17,000	51,086
Deutsche Telekom AG	15,186	270,334
Elisa OYJ	5,731	193,863
Frontier Communications Corp. (b)	35,752	169,822
Orange SA	8,987	136,236
Proximus	708	24,491
Singapore Telecommunications, Ltd.	37,000	93,651
Spark New Zealand, Ltd.	21,728	41,522

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES, continued
Tele2 AB, Class B	1,376	$13,420
Telefonica Deutschland Holding AG	127,285	778,344
Telekom Malaysia Bhd	5,440	8,273
Telenor ASA	3,534	66,038
TeliaSonera AB	91,202	492,289
Telstra Corp., Ltd.	20,436	80,798
Verizon Communications, Inc.	22,421	975,538
Vodacom Group, Ltd.	1,483	14,752
		4,232,071

UTILITIES: 3.3%
AGL Energy, Ltd.	3,215	36,183
Alliant Energy Corp.	564	32,988
American Electric Power Co., Inc.	2,488	141,468
American Water Works Co., Inc.	913	50,288
Atco, Ltd., Class I	400	11,750
AusNet Services	7,756	7,455
Canadian Utilities, Ltd., Class A	645	17,453
CenterPoint Energy, Inc.	2,064	37,235
Centrica PLC	23,728	82,432
Cheung Kong Infrastructure Holdings, Ltd.	4,000	35,877
Cia de Saneamento Basico do Estado de Sao	1,700	6,792
Consolidated Edison, Inc.	1,498	100,141
Contact Energy, Ltd.	2,231	7,080
Dominion Resources, Inc.	2,920	205,510
Duke Energy Corp.	3,603	259,200
Edison International	1,598	100,786
Electricite de France SA	1,179	20,818
Enea SA	798	2,838
Enel Green Power SpA	8,579	16,222
Engie SA	7,037	113,862
Fortum OYJ	2,237	33,098
National Grid PLC	19,667	273,905
NiSource, Inc.	1,522	28,233
Pepco Holdings, Inc.	1,238	29,984
Pinnacle West Capital Corp.	569	36,496
Public Service Enterprise Group, Inc.	2,621	110,501
Red Electrica Corp. SA	517	42,929
Sempra Energy	1,203	116,354
Snam SpA	9,842	50,547
Suez Environnement Co.	1,367	24,564
Tenaga Nasional Bhd	15,800	43,214
TransAlta Corp.	78,541	364,897

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
United Utilities Group PLC	3,281	$45,986
WEC Energy Group, Inc.	438	22,872
Xcel Energy, Inc.	2,565	90,827
		2,600,785

TOTAL COMMON STOCKS		74,231,199
(Cost $77,186,707)

PREFERRED STOCKS: 0.1%
CONSUMER STAPLES: 0.1%
Henkel AG & Co. KGaA	869	89,503

TOTAL PREFERRED STOCKS		89,503
(Cost $99,277)

EXCHANGE-TRADED FUNDS: 5.5%
iShares Core S&P 500 ETF (b)	13,607	2,622,205
iShares MSCI EAFE ETF	30,241	1,733,414

TOTAL EXCHANGE-TRADED FUNDS		4,355,619
(Cost $4,668,841)

TIME DEPOSIT: 0.1%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/15	$117,000	117,000
(Cost $117,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 4.1%
State Street Navigator Securities Lending Prime Portfolio	3,230,625	3,230,625
(Cost $3,230,625)

TOTAL INVESTMENTS: 103.9%		82,023,946
(Cost $85,302,450)

Payable upon return of securities loaned - (Net): -4.1%		(3,230,625)

Other assets and liabilities - (Net): 0.2%		150,709

Net Assets: 100.0%		$78,944,030

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2015. The total market value of securities on loan as of September 30, 2015 was $3,235,407.
REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax Ellevate Global Women's Index Fund	September 30, 2015
SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$2,736,793	3.5%
BELGIUM	130,902	0.2%
BRAZIL	6,792	0.0%*
CANADA	3,564,763	4.5%
CHILE	27,181	0.0%*
CHINA	42,148	0.1%
DENMARK	693,339	0.9%
FINLAND	473,270	0.6%
FRANCE	5,501,450	7.0%
GERMANY	2,884,233	3.6%
GREECE	6,766	0.0%*
HONG KONG	275,209	0.3%
INDONESIA	5,171	0.0%*
IRELAND	399,837	0.5%
ISRAEL	56,212	0.1%
ITALY	413,950	0.5%
MALAYSIA	143,398	0.2%
NETHERLANDS	1,046,071	1.3%
NEW ZEALAND	129,450	0.2%
NORWAY	1,263,471	1.6%
PHILIPPINES	22,163	0.0%*
POLAND	33,235	0.0%*
SINGAPORE	188,732	0.2%
SOUTH AFRICA	955,138	1.2%
SPAIN	42,929	0.1%
SWEDEN	3,439,260	4.4%
SWITZERLAND	1,630,584	2.1%
TAIWAN	51,086	0.1%
THAILAND	76,320	0.1%
UNITED KINGDOM	4,658,996	5.9%
UNITED STATES	43,421,853	55.0%
ETF	4,355,619	5.5%
TIME DEPOSIT	117,000	0.1%
Other assets and liabilities - (Net)	150,709	0.2%
TOTAL	$78,944,030	100.0%

*	Rounds to less than 0.05%.

September 30, 2015

Notes to Schedules of Investments (Unaudited)

Pax World Funds Series Trust I and Pax World Funds Series Trust III

Organization Pax World Funds Series Trust I ("Trust I"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2015, Trust I offered ten investment funds.

Pax World Funds Series Trust III ("Trust III") is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Pax Ellevate Global Women's Index Fund (the "Global Women's Index Fund") is a diversified series of Trust III.

These schedules of investments relate only to the Pax World Balanced Fund (the "Balanced Fund"), Pax World Growth Fund (the "Growth Fund"), Pax World Small Cap Fund (the "Small Cap Fund"), Pax World High Yield Bond Fund (the "High Yield Bond Fund"), Pax World Global Environmental Markets Fund (the "Global Environmental Markets Fund"), Pax MSCI International ESG Index Fund (the "International Index Fund"), and Pax World Global Women's Index Fund (the "Global Women's Index Fund"), (each a "Fund", collectively, the "Funds").

Under the Trusts' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts.  Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses.  The Trusts' maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred.  However, based on experience, the Trusts expect the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value ("NAV"), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the "NYSE Close") on the New York Stock Exchange ("NYSE") on each day (a "Business Day") that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities, including exchange-traded funds, received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds' investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called "evaluated pricing"). The Board has delegated to the Adviser's Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds' net asset value is determined; and changes in overall market conditions. At September 30, 2015, four securities were assigned management appraised fair valuations in good faith pursuant to policies and procedures approved by the Board of Trustees. The Balanced Fund held two securities fair valued at $753,678 representing 0.04% of the Fund's net asset value, and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund's net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds' fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market's exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●  Level 1 – quoted prices in active markets for identical investments

●  Level 2 – other significant observable inputs (including securities valued at amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●  Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds' closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Option Contracts Options on equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service, and are generally categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2015:

	Level 1	Level 2	Level 3	Totals
Balanced
Common Stocks	$1,015,211,704	$—	$—	$1,015,211,704
Affiliated Investment Companies	144,431,834	—	—	144,431,834
Community Investment Notes	—	3,000,000	753,678	3,753,678
Corporate Bonds	—	195,358,261	—	195,358,261
U.S. Gov't Agency Bonds	—	63,407,248	—	63,407,248
Government Bonds	—	5,499,930	—	5,499,930
Municipal Bonds	—	45,605,366	—	45,605,366
U.S. Treasury Notes	—	147,555,424	—	147,555,424
Mortgage-Backed Securities	—	150,069,624	—	150,069,624
Cash Equivalents	16,215,883	30,319,000	—	46,534,883
Total	$1,175,859,421	$640,814,853	$753,678	$1,817,427,952
Growth
Common Stocks	$184,816,063	$—	$—	184,816,063
Cash Equivalents	3,173,138	6,887,000	—	10,060,138
Total	$187,989,201	$6,887,000	$—	$194,876,201
Small Cap
Common Stocks	$437,186,465	$—	$—	437,186,465
Cash Equivalents	16,596,104	21,306,000	—	37,902,104
Total	$453,782,569	$21,306,000	$—	$475,088,569
High Yield Bond
Common Stocks	$667,260	$—	$0	$667,260
Preferred Stocks	8,039,464	—	0	8,039,464
Exchange-Traded Funds	1,915,670	—	—	1,915,670
Corporate Bonds	—	394,131,444	—	394,131,444
Loans	—	30,397,812	—	30,397,812
Cash Equivalents	25,969,528	10,672,539	—	36,642,067
Total	$36,591,922	$435,201,795	$0	$471,793,717
Global Environmental Markets
Common Stocks	$113,228,236	$110,494,405	$—	$223,722,641
Total	$113,228,236	$110,494,405	$—	$223,722,641
International Index
Common Stocks	$3,143,266	$353,141,678	$—	$356,284,944
Preferred Stocks		$1,476,153		1,476,153
Rights	4,793	—	—	4,793
Exchange Traded Funds	726,750	—	—	726,750
Cash Equivalents	—	18,371,000	—	18,371,000
Total	$3,874,809	$372,988,831	$—	$376,863,640
Global Women's Index
Common Stocks	$47,912,341	$26,318,858	$—	$74,231,199
Preferred Stocks		$89,503		89,503
Exchange Traded Funds	4,355,619	—	—	4,355,619
Cash Equivalents	3,230,625	117,000	—	3,347,625
Total	$55,498,585	$26,525,361	$—	$82,023,946

*
Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	High Yield Bond	International Index
Stocks
Balance as of December 31, 2014	$0	$19,877
Realized gain (loss)	—	(343,087)
Amortization of premium	—	—
Change in unrealized appreciation (depreciation)	—	357,935
Purchases/Received in Exchange	—	—
Sales	—	—
Transfers out of Level Three	—	(34,725)
Balance as of September 30, 2015	$0	$—

	Balanced
Bonds and Notes
Balance as of December 31, 2014	$756,253
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	(2,575)
Purchases	—
Sales/Delivered in Exchange	—
Transfers in to and/or out of Level Three	—
Balance as of September 30, 2015	$753,678

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, transfers from Level 1 to Level 2 due to utilization of a pricing vendor's fair value pricing of foreign securities were: $1,631,122 for the International Index Fund, and $184,911 for the Global Women's Index Fund; and Level 2 to Level 1 transfers were: $1,273,525 for the Global Environmental Markets Fund, $3,143,266 for the International Index Fund, and $302,900 for the Global Women's Index Fund.

Transfers from Level 3 to Level 1 resulted from the availibility of current market data provided by the Fund's primary pricing service, which utilizes observable inputs, as of the period ended September 30, 2015.

Significant unobservable inputs were used by three Funds for Level 3 fair value measurements. The Balanced Fund holds positions in Community Investment notes which are valued based on quarterly financial statements adjusted for any changes in credit quality indicated in such financial statements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund's investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Board of Trustees. At September 30, 2015, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. Upon default, the Funds share the right to offset the securities loaned with the collateral that is held at the Borrower.  The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2015, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral	Over (Under)
Fund	Securities Loaned	to Broker	Value	Collateralized*
Balanced	$15,855,728	$15,796,915	$218,752	$159,939
Growth	3,189,778	3,173,138	—	(16,640)
Small Cap	16,353,849	16,596,104	—	242,255
High Yield Bond	27,581,562	25,969,528	2,084,770	472,736
Global Women's Index	3,235,407	3,230,625	20,549	15,767

*	The daily balance of over (under) collateralized amounts will fluctuate due to timing of collateral settlement. The market value of the loaned securities is determined at the close of each business day. Any additional required collateral is delivered to the Funds, or any excess collateral is returned by the Funds, on the next business day.

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2015 were as follows:

	Purchases		Sales
Fund	Investments*	U.S. Govt Bonds	Investments*	U.S. Govt Bonds
Balanced	$791,657,255	$114,040,825	$750,397,650	$230,018,200
Growth	43,571,996	—	43,545,780	—
Small Cap	397,712,804	—	121,303,520	—
High Yield Bond	297,545,333	—	370,126,313	—
Global Environmental Markets	79,775,771	—	33,803,607	—
International Index	492,148,022	—	226,253,510	—
Global Women's Index	29,979,169	—	15,176,934	—

*	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2015 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2015 were as follows for the Funds:

	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Balanced	$1,743,763,801	$151,530,137	$77,865,986	$73,664,151
Growth	145,326,243	53,412,329	3,862,371	49,549,958
Small Cap	508,554,276	19,341,984	52,807,691	(33,465,707)
High Yield Bond	506,109,519	3,456,036	37,771,838	(34,315,802)
Global Environmental Markets	221,097,717	22,159,538	19,534,614	2,624,924
International ESG Index	410,984,683	7,101,206	41,222,249	(34,121,043)
Global Women's Index	85,302,450	5,255,581	8,534,085	(3,278,504)

Affiliated Investments The term "affiliated company" includes other investment companies that are managed by a Fund's Adviser.  At September 30, 2015, the Balanced Fund held 18,830,748 shares of the International Index Fund, valued at $144,431,834.  The value at December 31, 2014 was $17,753,158.  During the period, gross additions to the affiliated position were $144,754,493.  The change in unrealized depreciation to the affiliated position was $18,075,817.  The realized gain on the affiliated position was $10,909.  The Fund received $1,754,493 in income distributions from this affiliated investment during the period.

Restricted and illiquid securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 ("the Act") which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At September 30, 2015, the Balanced Fund held $10,629,097 or 0.59% of net assets and the High Yield Bond Fund held $234,833,099 or 51.78% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2015, the Balanced Fund held $499,990 of illiquid securities, representing 0.02% of net assets, the High Yield Bond Fund held $40,301,644 of illiquid securities, representing 8.89% of net assets.  The Fund will classify as "illiquid" all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund's net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at September 30, 2015, is as follows:

	Acquisition
Security	Date Range	Cost	Market Value

Balanced Fund
Enterprise Community Impact Note, 1.500%, 12/11/15	12/11/13 - 12/11/13	$500,000	$499,990

High Yield Bond Fund
BCP Singapore VI Cayman Financing Co., Ltd., 144A, 8.000%, 04/15/21	03/20/14 - 03/27/14	4,554,377	4,239,000
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	9,762,720	8,224,982
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19	02/16/05 - 06/28/05	34,343	34,749
ION Geophysical Corp., 8.125%, 05/15/18	05/08/13 - 02/20/14	7,893,358	4,520,000
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	—
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	—
Michael Baker Holdings LLC/Finance Corp., 144A, 8.875%, 04/15/19	04/03/14 - 05/02/14	8,009,781	6,800,000
PRWireless, Inc., 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,915,442	2,740,313
Quad/Graphics, Inc., 7.000%, 05/01/22	04/11/14 - 11/17/14	6,922,916	6,300,000
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	7,255,232	7,442,600

Item 2.	Controls and Procedures.

(a)  It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 24, 2015

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	November 24, 2015